Shareholder Report, Holdings (Details)	Mar. 31, 2025
Fidelity Advisor Strategic Real Return Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Strategic Real Return Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Advisor Strategic Real Return Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Strategic Real Return Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Strategic Real Return Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Strategic Real Return Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Real Return Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Real Return Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Real Return Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Real Return Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Real Return Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Advisor Strategic Real Return Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Real Return Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Real Return Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Real Return Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Strategic Real Return Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Strategic Real Return Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Strategic Real Return Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Real Return Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Strategic Real Return Fund - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Strategic Real Return Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Strategic Real Return Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Fidelity Advisor Strategic Real Return Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Strategic Real Return Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Real Return Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Real Return Fund - Class I | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Real Return Fund - Class I | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Strategic Real Return Fund - Class I | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Strategic Real Return Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Real Return Fund - Class I | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Real Return Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Strategic Real Return Fund - Class I | AAFloatingRatedebtMember
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Strategic Real Return Fund - Class I | AAInflationProtectedDebtMember
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Advisor Strategic Real Return Fund - Class I | AACommoditiesRelatedInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Strategic Real Return Fund - Class I | AACommodityEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Strategic Real Return Fund - Class I | AARealEstateIncomeMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Strategic Real Return Fund - Class I | AAREITsMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Strategic Real Return Fund - Class I | AAGlobalInfrastructureEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Strategic Real Return Fund - Class I | AAMLPsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Real Return Fund - Class I | AAGoldMinersEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Real Return Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Strategic Real Return Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Strategic Real Return Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Advisor Strategic Real Return Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Strategic Real Return Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Strategic Real Return Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Strategic Real Return Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Real Return Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Real Return Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Real Return Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Real Return Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Real Return Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Advisor Strategic Real Return Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Real Return Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Real Return Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Real Return Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Strategic Real Return Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Strategic Real Return Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Strategic Real Return Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Real Return Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Strategic Real Return Fund - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Strategic Real Return Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Strategic Real Return Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Fidelity Advisor Strategic Real Return Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Strategic Real Return Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Real Return Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Real Return Fund - Class M | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Real Return Fund - Class M | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Strategic Real Return Fund - Class M | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Strategic Real Return Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Real Return Fund - Class M | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Real Return Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Strategic Real Return Fund - Class M | AAFloatingRatedebtMember
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Strategic Real Return Fund - Class M | AAInflationProtectedDebtMember
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Advisor Strategic Real Return Fund - Class M | AACommoditiesRelatedInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Strategic Real Return Fund - Class M | AACommodityEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Strategic Real Return Fund - Class M | AARealEstateIncomeMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Strategic Real Return Fund - Class M | AAREITsMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Strategic Real Return Fund - Class M | AAGlobalInfrastructureEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Strategic Real Return Fund - Class M | AAMLPsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Real Return Fund - Class M | AAGoldMinersEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Real Return Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Strategic Real Return Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Strategic Real Return Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Strategic Real Return Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Strategic Real Return Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Strategic Real Return Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Strategic Real Return Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Strategic Real Return Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Strategic Real Return Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Strategic Real Return Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Strategic Real Return Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Strategic Real Return Fund - Class K6 | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Strategic Real Return Fund - Class K6 | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Strategic Real Return Fund - Class K6 | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Strategic Real Return Fund - Class K6 | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Strategic Real Return Fund - Class K6 | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Strategic Real Return Fund - Class K6 | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Strategic Real Return Fund - Class K6 | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Strategic Real Return Fund - Class K6 | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Strategic Real Return Fund - Class K6 | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Strategic Real Return Fund - Class K6 | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Strategic Real Return Fund - Class K6 | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Strategic Real Return Fund - Class K6 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Fidelity Strategic Real Return Fund - Class K6 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Strategic Real Return Fund - Class K6 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Strategic Real Return Fund - Class K6 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Strategic Real Return Fund - Class K6 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Strategic Real Return Fund - Class K6 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Strategic Real Return Fund - Class K6 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Strategic Real Return Fund - Class K6 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Strategic Real Return Fund - Class K6 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Strategic Real Return Fund - Class K6 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Strategic Real Return Fund - Class K6 | AAFloatingRatedebtMember
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Strategic Real Return Fund - Class K6 | AAInflationProtectedDebtMember
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Strategic Real Return Fund - Class K6 | AACommoditiesRelatedInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Strategic Real Return Fund - Class K6 | AACommodityEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Strategic Real Return Fund - Class K6 | AARealEstateIncomeMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Strategic Real Return Fund - Class K6 | AAREITsMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Strategic Real Return Fund - Class K6 | AAGlobalInfrastructureEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Strategic Real Return Fund - Class K6 | AAMLPsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Strategic Real Return Fund - Class K6 | AAGoldMinersEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Strategic Real Return Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Strategic Real Return Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Strategic Real Return Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Advisor Strategic Real Return Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Strategic Real Return Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Strategic Real Return Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Strategic Real Return Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Real Return Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Real Return Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Real Return Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Real Return Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Real Return Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Advisor Strategic Real Return Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Real Return Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Real Return Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Real Return Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Strategic Real Return Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Strategic Real Return Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Strategic Real Return Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Real Return Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Strategic Real Return Fund - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Strategic Real Return Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Strategic Real Return Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Fidelity Advisor Strategic Real Return Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Strategic Real Return Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Real Return Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Real Return Fund - Class Z | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Real Return Fund - Class Z | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Strategic Real Return Fund - Class Z | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Strategic Real Return Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Real Return Fund - Class Z | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Real Return Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Strategic Real Return Fund - Class Z | AAFloatingRatedebtMember
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Strategic Real Return Fund - Class Z | AAInflationProtectedDebtMember
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Advisor Strategic Real Return Fund - Class Z | AACommoditiesRelatedInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Strategic Real Return Fund - Class Z | AACommodityEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Strategic Real Return Fund - Class Z | AARealEstateIncomeMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Strategic Real Return Fund - Class Z | AAREITsMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Strategic Real Return Fund - Class Z | AAGlobalInfrastructureEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Strategic Real Return Fund - Class Z | AAMLPsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Real Return Fund - Class Z | AAGoldMinersEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Real Return Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Strategic Real Return Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Strategic Real Return Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Advisor Strategic Real Return Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Strategic Real Return Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Strategic Real Return Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Strategic Real Return Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Real Return Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Real Return Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Real Return Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Real Return Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Real Return Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Advisor Strategic Real Return Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Real Return Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Real Return Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Real Return Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Strategic Real Return Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Strategic Real Return Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Strategic Real Return Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Real Return Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Strategic Real Return Fund - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Strategic Real Return Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Strategic Real Return Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Fidelity Advisor Strategic Real Return Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Strategic Real Return Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Real Return Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Real Return Fund - Class A | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Real Return Fund - Class A | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Strategic Real Return Fund - Class A | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Strategic Real Return Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Real Return Fund - Class A | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Real Return Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Strategic Real Return Fund - Class A | AAFloatingRatedebtMember
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Strategic Real Return Fund - Class A | AAInflationProtectedDebtMember
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Advisor Strategic Real Return Fund - Class A | AACommoditiesRelatedInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Strategic Real Return Fund - Class A | AACommodityEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Strategic Real Return Fund - Class A | AARealEstateIncomeMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Strategic Real Return Fund - Class A | AAREITsMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Strategic Real Return Fund - Class A | AAGlobalInfrastructureEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Strategic Real Return Fund - Class A | AAMLPsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Real Return Fund - Class A | AAGoldMinersEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Real Return Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Strategic Real Return Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Strategic Real Return Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Advisor Strategic Real Return Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Strategic Real Return Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Strategic Real Return Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Strategic Real Return Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Real Return Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Real Return Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Real Return Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Real Return Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Real Return Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Advisor Strategic Real Return Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Real Return Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Real Return Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Real Return Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Strategic Real Return Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Strategic Real Return Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Strategic Real Return Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Strategic Real Return Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Strategic Real Return Fund - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Advisor Strategic Real Return Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Strategic Real Return Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Fidelity Advisor Strategic Real Return Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Strategic Real Return Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Strategic Real Return Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Strategic Real Return Fund - Class C | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Strategic Real Return Fund - Class C | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Strategic Real Return Fund - Class C | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Strategic Real Return Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Real Return Fund - Class C | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Strategic Real Return Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Strategic Real Return Fund - Class C | AAFloatingRatedebtMember
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Strategic Real Return Fund - Class C | AAInflationProtectedDebtMember
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Advisor Strategic Real Return Fund - Class C | AACommoditiesRelatedInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Strategic Real Return Fund - Class C | AACommodityEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Strategic Real Return Fund - Class C | AARealEstateIncomeMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Strategic Real Return Fund - Class C | AAREITsMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Strategic Real Return Fund - Class C | AAGlobalInfrastructureEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Strategic Real Return Fund - Class C | AAMLPsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Real Return Fund - Class C | AAGoldMinersEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Strategic Real Return Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Strategic Real Return Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Strategic Real Return Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Strategic Real Return Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Strategic Real Return Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Strategic Real Return Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Strategic Real Return Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Strategic Real Return Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Strategic Real Return Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Strategic Real Return Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Strategic Real Return Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Strategic Real Return Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Strategic Real Return Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Strategic Real Return Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Strategic Real Return Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Strategic Real Return Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Strategic Real Return Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Strategic Real Return Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Strategic Real Return Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Strategic Real Return Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Strategic Real Return Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Fidelity Strategic Real Return Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Strategic Real Return Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Fidelity Strategic Real Return Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Strategic Real Return Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Strategic Real Return Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Strategic Real Return Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Strategic Real Return Fund | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Strategic Real Return Fund | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Strategic Real Return Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Strategic Real Return Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Strategic Real Return Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Strategic Real Return Fund | AAFloatingRatedebtMember
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Strategic Real Return Fund | AAInflationProtectedDebtMember
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Strategic Real Return Fund | AACommoditiesRelatedInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Strategic Real Return Fund | AACommodityEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Strategic Real Return Fund | AARealEstateIncomeMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Strategic Real Return Fund | AAREITsMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Strategic Real Return Fund | AAGlobalInfrastructureEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Strategic Real Return Fund | AAMLPsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Strategic Real Return Fund | AAGoldMinersEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Strategic Real Return Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%